Average Annual Total Returns{- Fidelity SAI U.S. Value Index Fund} - 07.31 Fidelity SAI U.S. Value Index Fund PRO-06 - Fidelity SAI U.S. Value Index Fund	Fidelity SAI U.S. Value Index Fund Return Before Taxes Past 1 year	Fidelity SAI U.S. Value Index Fund Return Before Taxes Since Inception		Fidelity SAI U.S. Value Index Fund After Taxes on Distributions Past 1 year	Fidelity SAI U.S. Value Index Fund After Taxes on Distributions Since Inception		Fidelity SAI U.S. Value Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity SAI U.S. Value Index Fund After Taxes on Distributions and Sales Since Inception		IXYEF Past 1 year	IXYEF Since Inception
Total	29.09%	7.17%	[1]	28.32%	6.28%	[1]	17.70%	5.29%	[1]	29.20%	7.21%	[1]

[1]	(a) From December 19, 2017